Income Tax - Summary of Tax Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Line Items]
Deferred		$ 68,921	$ (64,057)
Total tax charge for the year	$ (4,145)	2,602	1,168
United States of America
Major Components Of Tax Expense Income [Line Items]
Current - Tax charge	(3,613)	(65,948)	64,312
Elsewhere
Major Components Of Tax Expense Income [Line Items]
Current - Tax charge	$ (532)	$ (371)	$ 913